Leases (Details) - Schedule of Maturities of Undiscounted Operating Lease Liabilities - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule of Maturities of Undiscounted Operating Lease Liabilities [Abstract]
2024	$ 410
2025	359
2026	216
2027	121
2028 and onwards	91
Total undiscounted lease liability	1,197
Less: Imputed interest	(165)
Present value of lease liabilities	$ 1,032	$ 4,847